FINANCE COSTS—NET	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
FINANCE COSTS—NET
NOTE 10 - FINANCE COSTS - NET

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Interest received	—	—	7
Finance income	—	—	7
Interest expense on borrowings (A)	(117)	(124)	(118)
Interest expense on leases	(10)	(13)	(5)
Interest cost on pension and other benefits	(11)	(16)	(15)
Expenses on factoring arrangements	(10)	(19)	(18)
Realized and unrealized (losses) / gains on debt derivatives at fair value (B)	(32)	13	28
Realized and unrealized exchange gains / (losses) on financing activities - net (B)	37	(3)	(22)
Other finance expenses (C)	(17)	(16)	(10)
Capitalized borrowing costs (D)	1	3	4
Finance expenses	(159)	(175)	(156)
Finance costs - net	(159)	(175)	(149)
(A)The Group primarily incurred, for the year ended December 31, 2020, (i) €111 million of interest related to Constellium SE Senior Notes and (ii) €3 million of interest expense and fees related to the Muscle Shoals, Ravenswood and Bowling Green asset based revolving credit facility (“Pan-U.S. ABL”). The Group primarily incurred, for the year ended December 31, 2019, (i) €115 million of interest related to Constellium SE Senior Notes and (ii) €7 million of interest expense and fees related to the Pan U.S. ABL.
(B)The Group hedges the dollar exposure, relating to the principal of its Constellium SE U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs – net in the Consolidated Income Statement and largely offset the unrealized results related to Constellium SE U.S. Dollar Senior Notes revaluation.
(C)Other finance expenses include mostly the amortization of arrangements fees related to our Senior Unsecured Notes. In addition for the year ended December 31, 2018, a €6 million net loss was incurred resulting from the modification of our loan to Constellium-UACJ ABS LLC in February 2018.
(D)Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate was 6% for the years ended December 31, 2020, 2019 and 2018